Average Annual Total Returns (Vanguard Total World Stock Index Fund Institutional)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE All-World Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Spliced Total World Stock Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.00%	3.35%	2.71%	4.63%	4.37%	4.37%
Five Years	9.39%	8.91%	7.46%	9.45%	none	9.51%
Since Inception	12.68%	12.23%	10.32%	12.17%		12.21%